Employee Benefit Liabilities, Net (Details) - Schedule of Plan Liabilities, Net - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Plan Liabilities, Net [Abstract]
Defined benefit obligation	$ 4,399	$ 4,379
Fair value of plan assets	3,778	3,707
Total liabilities, net	$ 621	$ 672